CONCESSION CONTRACT ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
Concession Contract Assets
Schedule of detailed information about concession contract assets

Under IFRS 15 —Revenue from contracts with customers, the infrastructure construction revenue for which the right to consideration depends on satisfaction of performance obligations related to the completion of its construction, or its future operation and maintenance are classified as contract assets as follows:

	2021	2020
Distribution — Infrastructure assets under construction	1,927	1,142
Gas — Infrastructure assets under construction	95	94
Transmission — National Grid (‘BNEs’ - Basic Network of the Existing System) - Law 12,783/13	2,011	1,896
Transmission — Assets remunerated by tariff	2,347	1,848
	6,380	4,980

Current	600	737
Non-current	5,780	4,243

Changes in concession contract assets are as follows:

Changes in concession contract assets are as follows:

	Transmission	Distribution	Gas	Total
Balances at December 31, 2018	2,909	518	82	3,509
Additions	312	903	43	1,258
Inflation adjustment	328	—	—	328
Amounts received	(473)	—	—	(473)
Disposals	—	—	(2)	(2)
Transfers to financial assets	—	(48)	—	(48)
Transfers to intangible assets	—	(630)	(55)	(685)
Impairment	—	(3)	—	(3)
Balances at December 31, 2019	3,076	740	68	3,884
Additions	201	1,346	50	1,597
Inflation adjustment	438	—	—	438
Results of the Periodic Tariff Review	552	—	—	552
Amounts received	(623)	—	—	(623)
Disposals	(7)	—	(2)	(9)
Transfers to financial assets	—	(60)	—	(60)
Transfers to intangible assets	—	(883)	(23)	(906)
Contract assets arising from business combination	108	—	—	108
Impairment	—	(1)	—	(1)
Balances at December 31, 2020	3,745	1,142	93	4,980
Additions	252	1,757	50	2,059
Inflation adjustment	660	—	—	660
Results of the Periodic Tariff Review	237	—	—	237
Amounts received	(612)	—	—	(612)
Disposals	(5)	—	(3)	(8)
Impairment	—	(11)	—	(11)
Transfers to financial assets	—	(110)	—	(110)
Transfers to intangible assets	—	(851)	(51)	(902)
Contract assets arising from business combination	81	—	—	81
Others additions	—	—	6	6
Balances at December 31, 2021	4,358	1,927	95	6,380

Schedule of concession contracts

For transmission concessions, the consideration to be paid to the Company arises from the concession contracts n. 006/97, n. 079/00, n. 004/05 and n. 006/11, as follows:

	2021	2020
Current
Concession contract - 004/05	27	19
Concession contract - 079/00	39	29
Concession contract — 006/11	7	—
Concession contract - 006/97
Basic Network of the Existing System (BNES)	318	533
Basic Network of New Facilities (BNNF)	209	156
	600	737
Non-current
Concession contract - 004/05	89	91
Concession contract - 079/00	152	133
Concession contract — 006/11	74	—
Concession contract - 006/97
Basic Network of the Existing System (BNES)	1,694	1,363
Basic Network of New Facilities (BNNF)	1,749	1,421
	3,758	3,008
	4,358	3,745